H4 Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
H4 Related party transactions

Related party transactions

Related party transactions, SEK billion
	2022	2021	2020
Sales to Ericsson Nikola Tesla	0.3	0.4	0.4
Purchases from Ericsson Nikola Tesla	1.5	1.2	1.2
Loans to MediaKind (Leone Media Inc.)	0.6	0.5	0.5
IAS 24, “Related Party Disclosures” requires disclosure of related party relationships, transactions and outstanding balances.
During 2022, various minor related party transactions were executed pursuant to contracts based on terms customary in the industry and negotiated on an arm’s length basis. The main related party transactions relate to Ericsson Nikola Tesla d.d located in Croatia, where Ericsson holds 49.07% of the shares and to MediaKind (Leone Media Inc.) located in US, where Ericsson holds 45.5% of the shares. For information regarding equity and Ericsson’s share of assets, liabilities and income in joint ventures and associated companies, see note E3 “Associated companies.”
For information regarding transactions with the Board of Directors and Group management, see note G2 “Information regarding members of the Board of Directors and Group management.”
For information about the Company’s pension trusts, see note G1 “Post-employment benefits.”